Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Jan. 26, 2015	Apr. 22, 2014	Aug. 17, 2011	Jun. 18, 2007	Nov. 21, 2002	Mar. 01, 1999
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (9.4)	$ (8.2)
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(2.6)				$ (5.1)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(2.9)							$ (4.2)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss)	3.7						$ 5.1
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(1.5)			$ (1.6)
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(12.4)		$ (12.9)
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ 1.2					$ 34.4